Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

November 30, 2019

SDX-QTLY-0120
1.9884840.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$70,615
3.2% 3/1/22	425,000	434,847
3.55% 6/1/24	700,000	732,809
3.8% 3/15/22	48,000	49,811
3.8% 3/1/24	480,000	507,053
4.6% 2/15/21	40,000	41,031
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	104,041
Verizon Communications, Inc.:
2.946% 3/15/22	260,000	266,073
3.125% 3/16/22	790,000	811,079
		3,017,359
Entertainment - 0.2%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	77,037
The Walt Disney Co. 3% 9/15/22	860,000	886,676
		963,713
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,331
Comcast Corp.:
1.625% 1/15/22	31,000	30,829
3.45% 10/1/21	300,000	308,364
3.7% 4/15/24	540,000	574,286
Discovery Communications LLC 3.25% 4/1/23	60,000	61,528
Fox Corp. 4.03% 1/25/24 (a)	650,000	691,408
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	259,033
		1,971,779
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 3.75% 1/16/24	530,000	558,855

TOTAL COMMUNICATION SERVICES		6,511,706

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.6%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	50,002
2.15% 9/10/24	740,000	738,296
3.375% 12/10/21	290,000	298,762
3.55% 1/12/24	250,000	263,653
General Motors Financial Co., Inc.:
2.65% 4/13/20	140,000	140,240
3.15% 6/30/22	30,000	30,505
3.25% 1/5/23	50,000	50,813
3.95% 4/13/24	320,000	332,598
4.15% 6/19/23	250,000	261,705
4.25% 5/15/23	70,000	73,386
5.1% 1/17/24	990,000	1,069,936
Toyota Motor Corp. 2.358% 7/2/24	450,000	456,326
		3,766,222
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	580,135
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	53,000	53,775
3.35% 4/1/23	840,000	874,235
		928,010
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	1,000,000	1,016,091
3.3% 12/5/21	37,000	37,974
		1,054,065
Multiline Retail - 0.3%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,465,024
Specialty Retail - 0.0%
The Home Depot, Inc. 2.625% 6/1/22	108,000	110,049

TOTAL CONSUMER DISCRETIONARY		7,903,505

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	1,425,000	1,477,425
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	13,000	13,183
Constellation Brands, Inc. 2.7% 5/9/22	25,000	25,323
Dr. Pepper Snapple Group, Inc. 4.057% 5/25/23	80,000	84,610
Molson Coors Brewing Co.:
2.1% 7/15/21	950,000	949,111
2.25% 3/15/20	48,000	48,017
PepsiCo, Inc.:
2% 4/15/21	315,000	315,741
3.125% 11/1/20	50,000	50,596
The Coca-Cola Co.:
1.875% 10/27/20	75,000	75,052
2.2% 5/25/22	500,000	505,220
		3,544,278
Food & Staples Retailing - 0.1%
Walmart, Inc.:
2.35% 12/15/22	41,000	41,565
2.85% 7/8/24	370,000	383,623
3.4% 6/26/23	140,000	146,972
		572,160
Food Products - 0.5%
Campbell Soup Co. 3.65% 3/15/23	125,000	129,875
Conagra Brands, Inc. 3.8% 10/22/21	1,050,000	1,081,064
General Mills, Inc.:
2.6% 10/12/22	50,000	50,687
3.7% 10/17/23	62,000	65,406
H.J. Heinz Co. 4% 6/15/23	30,000	31,384
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	33,079
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,355
Tyson Foods, Inc. 2.25% 8/23/21	1,380,000	1,385,800
		2,800,650
Household Products - 0.0%
Procter & Gamble Co. 1.9% 10/23/20	51,000	51,058
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	58,000	58,022
3.49% 2/14/22	182,000	186,931
3.8% 2/14/24	690,000	725,149
BAT Capital Corp. 2.764% 8/15/22	52,000	52,567
Philip Morris International, Inc.:
2% 2/21/20	57,000	56,995
2.5% 11/2/22	774,000	785,885
Reynolds American, Inc. 4% 6/12/22	80,000	83,240
		1,948,789

TOTAL CONSUMER STAPLES		8,916,935

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Baker Hughes A GE Co. LLC 2.773% 12/15/22	2,000,000	2,033,874
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC 2.5% 11/6/22	60,000	60,930
Canadian Natural Resources Ltd. 2.95% 1/15/23	645,000	656,191
Chevron Corp.:
2.1% 5/16/21	125,000	125,413
2.355% 12/5/22	63,000	63,848
2.498% 3/3/22	200,000	202,903
Ecopetrol SA 5.875% 9/18/23	690,000	761,415
Enbridge Energy Partners LP 4.375% 10/15/20	1,340,000	1,363,344
Enbridge, Inc. 2.9% 7/15/22	223,000	226,599
Energy Transfer Partners LP:
4.15% 10/1/20	100,000	101,224
5.875% 1/15/24	365,000	402,044
Enterprise Products Operating LP:
2.85% 4/15/21	580,000	585,929
3.5% 2/1/22	640,000	659,708
4.05% 2/15/22	80,000	83,368
5.2% 9/1/20	43,000	43,995
Exxon Mobil Corp. 2.222% 3/1/21	94,000	94,471
Kinder Morgan, Inc. 3.15% 1/15/23	611,000	624,057
Marathon Petroleum Corp.:
3.4% 12/15/20	360,000	364,102
4.75% 12/15/23	470,000	508,946
MPLX LP 3.375% 3/15/23	200,000	204,608
Occidental Petroleum Corp.:
2.7% 8/15/22	113,000	113,936
2.9% 8/15/24	374,000	375,759
4.85% 3/15/21	15,000	15,463
Petroleos Mexicanos:
3.5% 1/30/23	86,000	86,403
4.625% 9/21/23	140,000	145,644
5.375% 3/13/22	790,000	829,500
6.375% 2/4/21	110,000	114,263
Shell International Finance BV:
1.75% 9/12/21	260,000	259,454
2% 11/7/24	700,000	697,054
2.375% 8/21/22	50,000	50,697
The Williams Companies, Inc. 3.7% 1/15/23	780,000	805,259
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,010,334
2.75% 6/19/21	100,000	101,405
Williams Partners LP 3.6% 3/15/22	37,000	37,977
		12,776,243

TOTAL ENERGY		14,810,117

FINANCIALS - 12.4%
Banks - 6.6%
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	251,169
Bank of America Corp.:
2.328% 10/1/21 (b)	100,000	100,220
2.456% 10/22/25 (b)	1,400,000	1,404,608
2.503% 10/21/22	1,730,000	1,744,847
2.881% 4/24/23 (b)	190,000	193,112
3.004% 12/20/23 (b)	250,000	255,328
3.864% 7/23/24 (b)	100,000	105,352
5% 5/13/21	60,000	62,524
Bank of Montreal:
1.9% 8/27/21	82,000	81,934
4.338% 10/5/28 (b)	1,500,000	1,580,708
Bank of Nova Scotia:
2.7% 3/7/22	100,000	101,621
3.4% 2/11/24	360,000	376,556
Barclays Bank PLC 2.65% 1/11/21	1,000,000	1,005,885
Barclays PLC:
3.684% 1/10/23	1,400,000	1,430,882
4.338% 5/16/24 (b)	1,000,000	1,048,960
BB&T Corp. 2.15% 2/1/21	50,000	50,061
Citigroup, Inc.:
2.45% 1/10/20	200,000	200,017
2.65% 10/26/20	100,000	100,590
2.7% 3/30/21	162,000	163,370
2.7% 10/27/22	40,000	40,630
3.142% 1/24/23 (b)	100,000	101,824
3.352% 4/24/25 (b)	770,000	798,234
Comerica, Inc. 3.7% 7/31/23	100,000	105,219
Corporacion Andina de Fomento:
2.2% 7/18/20	46,000	45,960
3.75% 11/23/23	190,000	199,223
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,271,039
3.8% 9/15/22	750,000	779,975
Credit Suisse New York Branch 5.4% 1/14/20	300,000	301,138
European Investment Bank 1.625% 8/14/20	115,000	114,892
Fifth Third Bancorp 2.6% 6/15/22	30,000	30,333
HSBC Holdings PLC:
2.65% 1/5/22	1,200,000	1,210,557
3.033% 11/22/23 (b)	1,000,000	1,020,021
3.262% 3/13/23 (b)	200,000	204,062
3.4% 3/8/21	200,000	203,193
4% 3/30/22	37,000	38,586
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	100,493
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	40,180
Huntington National Bank 3.25% 5/14/21	750,000	762,383
Japan Bank International Cooperation:
1.75% 5/28/20	200,000	199,893
2.25% 2/24/20	200,000	200,020
2.375% 7/21/22	450,000	455,399
2.375% 11/16/22	200,000	202,404
2.5% 5/23/24	200,000	204,442
3.125% 7/20/21	200,000	204,101
JPMorgan Chase & Co.:
2.295% 8/15/21	606,000	607,518
2.301% 10/15/25 (b)	1,200,000	1,197,397
2.972% 1/15/23	1,230,000	1,251,351
3.2% 1/25/23	47,000	48,595
3.559% 4/23/24 (b)	100,000	104,208
3.797% 7/23/24 (b)	500,000	525,964
KeyCorp 5.1% 3/24/21	78,000	81,056
Lloyds Bank PLC 3.3% 5/7/21	200,000	203,299
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	600,000	606,567
3.9% 3/12/24	200,000	210,546
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	800,000	814,189
2.95% 3/1/21	200,000	202,216
3.407% 3/7/24	270,000	281,519
Mizuho Financial Group, Inc. 2.839% 7/16/25 (b)	200,000	202,474
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	251,363
2.8% 1/10/22	250,000	253,719
Oesterreichische Kontrollbank:
2.875% 9/7/21	75,000	76,463
3.125% 11/7/23	230,000	242,129
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	558,553
PNC Funding Corp. 5.125% 2/8/20	150,000	150,867
Rabobank Nederland 3.875% 2/8/22	71,000	73,765
Regions Financial Corp.:
2.75% 8/14/22	135,000	137,095
3.8% 8/14/23	670,000	705,643
Royal Bank of Canada:
2.125% 3/2/20	250,000	250,130
2.55% 7/16/24	600,000	608,242
2.75% 2/1/22	135,000	137,420
2.8% 4/29/22	1,190,000	1,214,078
Royal Bank of Scotland Group PLC 3.875% 9/12/23	425,000	442,122
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	20,496
4.45% 12/3/21	880,000	913,480
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	68,094
2.934% 3/9/21	38,000	38,449
3.748% 7/19/23	115,000	120,737
SunTrust Banks, Inc. 2.25% 1/31/20	56,000	56,012
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	250,009
Synchrony Bank 3% 6/15/22	250,000	253,461
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	40,979
1.85% 9/11/20	100,000	99,993
2.65% 6/12/24	1,550,000	1,581,317
3.25% 6/11/21	100,000	102,098
3.25% 3/11/24	280,000	292,121
U.S. Bancorp 2.625% 1/24/22	236,000	239,643
Wells Fargo & Co.:
2.406% 10/30/25 (b)	640,000	638,720
2.5% 3/4/21	85,000	85,523
2.625% 7/22/22	280,000	283,376
3.75% 1/24/24	960,000	1,014,320
Westpac Banking Corp.:
2.15% 3/6/20	420,000	420,167
2.5% 6/28/22	37,000	37,401
3.3% 2/26/24	1,030,000	1,071,544
3.65% 5/15/23	60,000	62,794
		38,221,167
Capital Markets - 1.6%
Bank of New York Mellon Corp.:
2.05% 5/3/21	92,000	92,162
2.5% 4/15/21	38,000	38,285
BlackRock, Inc. 3.375% 6/1/22	35,000	36,293
Deutsche Bank AG New York Branch:
2.7% 7/13/20	133,000	132,999
3.15% 1/22/21	100,000	100,134
3.375% 5/12/21	42,000	42,285
3.95% 2/27/23	200,000	203,683
4.25% 2/4/21	1,050,000	1,065,638
5% 2/14/22	300,000	312,096
Goldman Sachs Group, Inc.:
2.625% 4/25/21	160,000	161,122
2.905% 7/24/23 (b)	155,000	157,502
3% 4/26/22	72,000	72,832
3.2% 2/23/23	200,000	205,708
3.272% 9/29/25 (b)	800,000	827,746
3.625% 2/20/24	440,000	461,214
Intercontinental Exchange, Inc.:
2.35% 9/15/22	125,000	126,011
3.45% 9/21/23	820,000	861,223
Moody's Corp. 2.75% 12/15/21	27,000	27,378
Morgan Stanley:
2.625% 11/17/21	910,000	919,862
2.72% 7/22/25 (b)	800,000	809,496
2.75% 5/19/22	49,000	49,686
3.125% 1/23/23	2,110,000	2,166,728
4.875% 11/1/22	130,000	139,382
5.75% 1/25/21	100,000	104,173
		9,113,638
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	300,000	302,378
3.3% 1/23/23	300,000	307,156
4.45% 12/16/21	600,000	624,992
4.625% 10/30/20	150,000	153,328
American Express Co. 2.75% 5/20/22	1,010,000	1,026,316
American Express Credit Corp.:
2.2% 3/3/20	137,000	137,048
2.6% 9/14/20	42,000	42,184
Capital One Financial Corp.:
2.5% 5/12/20	317,000	317,576
3.2% 1/30/23	2,055,000	2,112,950
3.45% 4/30/21	810,000	824,455
3.9% 1/29/24	290,000	306,245
Ford Motor Credit Co. LLC:
2.425% 6/12/20	200,000	199,979
3.47% 4/5/21	200,000	201,354
3.81% 1/9/24	200,000	200,185
5.596% 1/7/22	400,000	420,660
John Deere Capital Corp.:
1.95% 6/22/20	57,000	57,017
2.7% 1/6/23	1,774,000	1,815,211
3.125% 9/10/21	495,000	505,454
3.65% 10/12/23	450,000	477,377
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	69,017
2.15% 9/8/22	44,000	44,319
2.6% 1/11/22	110,000	111,581
		10,256,782
Diversified Financial Services - 2.0%
AB Svensk Exportkredit:
1.75% 3/10/21	600,000	599,747
1.875% 6/23/20	200,000	200,022
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	85,428
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	218,237
2.75% 5/10/23	760,000	775,890
3.245% 5/6/22	510,000	526,278
4.5% 10/1/20	130,000	132,716
DH Europe Finance II SARL 2.2% 11/15/24	700,000	698,690
Export Development Canada:
1.625% 1/17/20	130,000	129,953
1.75% 7/18/22	300,000	300,729
2% 5/17/22	715,000	720,663
2.625% 2/21/24	200,000	207,296
2.75% 3/15/23	150,000	155,013
General Electric Capital Corp.:
2.2% 1/9/20	79,000	78,993
3.45% 5/15/24	770,000	797,221
KfW:
1.75% 3/31/20	100,000	99,996
1.75% 9/15/21	330,000	330,403
2.125% 3/7/22	77,000	77,779
2.375% 3/24/21	410,000	413,574
2.375% 12/29/22	1,972,000	2,013,780
2.625% 2/28/24	510,000	529,332
2.75% 7/15/20	1,830,000	1,841,328
3.125% 12/15/21	350,000	360,110
4% 1/27/20	200,000	200,670
Landwirtschaftliche Rentenbank 3.125% 11/14/23	140,000	147,643
		11,641,491
Insurance - 0.5%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	56,535
American International Group, Inc.:
3.3% 3/1/21	1,718,000	1,743,253
4.875% 6/1/22	65,000	69,565
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	97,477
3.875% 3/15/24	732,000	778,224
		2,745,054

TOTAL FINANCIALS		71,978,132

HEALTH CARE - 2.1%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	50,000	50,263
2.3% 11/21/22 (a)	300,000	300,507
2.6% 11/21/24 (a)	600,000	603,173
3.75% 11/14/23	970,000	1,019,894
Amgen, Inc. 2.65% 5/11/22	110,000	111,446
		2,085,283
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 2.9% 11/30/21	34,000	34,614
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	50,089
2.894% 6/6/22	530,000	538,102
Boston Scientific Corp. 3.45% 3/1/24	1,202,000	1,257,881
		1,880,686
Health Care Providers & Services - 0.7%
Anthem, Inc. 2.95% 12/1/22	25,000	25,560
Cardinal Health, Inc. 2.616% 6/15/22	140,000	141,352
Cigna Corp.:
3.05% 11/30/22 (a)	50,000	50,920
3.4% 9/17/21	147,000	150,235
3.75% 7/15/23	1,325,000	1,385,203
CVS Health Corp.:
2.125% 6/1/21	38,000	38,017
2.625% 8/15/24	64,000	64,515
3.35% 3/9/21	515,000	523,256
3.7% 3/9/23	205,000	213,472
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	40,100
2.375% 10/15/22	21,000	21,228
2.375% 8/15/24	400,000	403,765
3.15% 6/15/21	770,000	783,634
3.5% 6/15/23	200,000	209,373
		4,050,630
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3% 4/15/23	60,000	61,784
Pharmaceuticals - 0.7%
Actavis Funding SCS 3% 3/12/20	255,000	255,424
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,267
3.5% 8/17/23	510,000	532,796
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	250,000	254,276
2.9% 7/26/24 (a)	500,000	515,655
3.25% 2/20/23 (a)	1,085,000	1,123,732
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	101,714
Johnson & Johnson 2.25% 3/3/22	88,000	88,946
Merck & Co., Inc. 2.35% 2/10/22	74,000	74,902
Novartis Capital Corp.:
2.4% 5/17/22	270,000	273,709
2.4% 9/21/22	33,000	33,509
3.4% 5/6/24	385,000	407,113
Pfizer, Inc.:
2.2% 12/15/21	90,000	90,551
2.95% 3/15/24	300,000	311,956
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	291,311
		4,382,861

TOTAL HEALTH CARE		12,461,244

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	200,000	203,258
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	715,831
2.55% 10/15/22	813,000	824,435
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	67,081
The Boeing Co. 2.8% 3/1/23	60,000	61,228
United Technologies Corp.:
1.9% 5/4/20	100,000	99,977
3.1% 6/1/22	28,000	28,752
3.65% 8/16/23	510,000	537,607
		2,538,169
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	64,189
2.5% 4/1/23	60,000	60,869
		125,058
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	208,335
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	30,598
Industrial Conglomerates - 0.1%
General Electric Co. 2.7% 10/9/22	33,000	33,275
Honeywell International, Inc. 1.85% 11/1/21	30,000	29,980
Roper Technologies, Inc. 3.65% 9/15/23	360,000	378,420
		441,675
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	50,969
2.1% 1/10/20	210,000	210,031
2.85% 5/17/24	840,000	868,720
3.45% 5/15/23	130,000	136,275
		1,265,995
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,932
Union Pacific Corp. 2.75% 4/15/23	50,000	50,954
		85,886
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/20	52,000	51,997
3.5% 1/15/22	750,000	769,054
3.875% 7/3/23	110,000	115,079
4.25% 2/1/24	670,000	715,857
International Lease Finance Corp. 5.875% 8/15/22	75,000	81,840
		1,733,827

TOTAL INDUSTRIALS		6,429,543

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	1,340,000	1,339,961
2.45% 6/15/20	50,000	50,171
		1,390,132
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	710,000	741,347
4.42% 6/15/21 (a)	1,248,000	1,285,044
5.45% 6/15/23 (a)	635,000	688,162
		2,714,553
IT Services - 0.3%
Fiserv, Inc. 2.75% 7/1/24	730,000	741,513
IBM Corp.:
2.5% 1/27/22	100,000	101,094
3% 5/15/24	600,000	620,621
The Western Union Co. 2.85% 1/10/25	100,000	99,808
Visa, Inc. 2.15% 9/15/22	43,000	43,409
		1,606,445
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.95% 1/12/21	125,000	126,154
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	45,000	45,006
2.65% 1/15/23	550,000	550,739
3% 1/15/22	11,000	11,125
Intel Corp.:
1.85% 5/11/20	61,000	61,000
2.45% 7/29/20	23,000	23,089
Qualcomm, Inc. 3% 5/20/22	38,000	38,904
		856,017
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	133,000	132,494
1.85% 2/6/20	414,000	414,050
2.4% 2/6/22	1,802,000	1,826,839
Oracle Corp.:
1.9% 9/15/21	36,000	36,011
2.625% 2/15/23	1,655,000	1,687,254
3.875% 7/15/20	58,000	58,736
		4,155,384
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	75,998
1.9% 2/7/20	110,000	109,999
2% 11/13/20	130,000	130,275
2.1% 9/12/22	124,000	124,883
2.25% 2/23/21	45,000	45,228
2.3% 5/11/22	910,000	920,109
2.4% 1/13/23	1,250,000	1,268,406
2.7% 5/13/22	36,000	36,803
		2,711,701

TOTAL INFORMATION TECHNOLOGY		13,434,232

MATERIALS - 0.5%
Chemicals - 0.5%
DowDuPont, Inc. 4.205% 11/15/23	50,000	53,432
Eastman Chemical Co.:
2.7% 1/15/20	15,000	15,004
3.6% 8/15/22	685,000	707,857
Ecolab, Inc. 3.25% 1/14/23	76,000	78,589
Nutrien Ltd. 3.5% 6/1/23	580,000	601,603
Sherwin-Williams Co. 2.75% 6/1/22	467,000	474,398
The Dow Chemical Co.:
3% 11/15/22	80,000	81,799
3.15% 5/15/24	450,000	462,775
The Mosaic Co. 3.25% 11/15/22	200,000	204,419
		2,679,876
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	56,106

TOTAL MATERIALS		2,735,982

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
2.25% 1/15/22	96,000	96,175
3.375% 5/15/24	160,000	165,809
Boston Properties, Inc. 4.125% 5/15/21	47,000	48,154
Duke Realty LP 4.375% 6/15/22	21,000	22,051
ERP Operating LP 4.625% 12/15/21	32,000	33,477
Health Care REIT, Inc. 3.75% 3/15/23	31,000	32,400
Simon Property Group LP:
2% 9/13/24	550,000	546,937
2.625% 6/15/22	170,000	172,788
Welltower, Inc.:
3.625% 3/15/24	340,000	357,444
3.95% 9/1/23	360,000	380,850
		1,856,085
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	18,799

TOTAL REAL ESTATE		1,874,884

UTILITIES - 0.9%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	84,096
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	744,628
Duke Energy Corp. 2.4% 8/15/22	102,000	102,756
Eversource Energy 2.75% 3/15/22	24,000	24,343
Exelon Corp. 3.497% 6/1/22 (b)	462,000	473,743
FirstEnergy Corp. 2.85% 7/15/22	970,000	985,216
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	356,413
Southern Co.:
2.35% 7/1/21	85,000	85,338
2.95% 7/1/23	670,000	683,216
		3,539,749
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	241,000	241,540
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	70,329
Dominion Energy, Inc.:
2.579% 7/1/20 (b)	49,000	49,117
2.75% 1/15/22	455,000	460,192
NiSource, Inc. 3.65% 6/15/23	550,000	574,671
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	97,375
Sempra Energy:
2.4% 3/15/20	46,000	46,026
2.9% 2/1/23	107,000	108,872
		1,406,582

TOTAL UTILITIES		5,187,871

TOTAL NONCONVERTIBLE BONDS
(Cost $149,496,678)		152,244,151

U.S. Government and Government Agency Obligations - 68.1%
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
1.5% 11/30/20	$416,000	$415,255
1.625% 10/15/24	800,000	797,580
1.75% 7/2/24	860,000	862,650
2.375% 1/19/23	380,000	388,418
2.875% 10/30/20	990,000	1,000,792
Federal Home Loan Bank:
1.125% 7/14/21	525,000	520,993
1.375% 9/28/20	200,000	199,493
1.5% 8/15/24	125,000	124,142
1.875% 7/7/21	1,330,000	1,334,411
1.875% 11/29/21	95,000	95,475
2.625% 10/1/20	3,400,000	3,426,545
3% 10/12/21	450,000	461,173
Freddie Mac:
1.375% 5/1/20	195,000	194,769
1.625% 9/29/20	775,000	774,946
2.75% 6/19/23	195,000	202,484
Tennessee Valley Authority 3.875% 2/15/21	49,000	50,239

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,849,365

U.S. Treasury Obligations - 66.2%
U.S. Treasury Notes:
1.125% 2/28/21	1,410,000	1,400,031
1.125% 6/30/21	36,330,000	36,022,047
1.125% 7/31/21	19,000	18,830
1.125% 8/31/21	161,000	159,497
1.125% 9/30/21	8,000	7,924
1.25% 3/31/21	34,000	33,802
1.25% 10/31/21	93,000	92,299
1.25% 8/31/24	600,000	589,781
1.375% 12/15/19	4,000	3,999
1.375% 4/30/20	10,000	9,989
1.375% 9/30/20	1,000	998
1.375% 10/31/20	291,000	290,147
1.375% 4/30/21	332,000	330,612
1.375% 10/15/22	2,051,000	2,037,540
1.5% 7/15/20	1,000	999
1.5% 8/31/21	10,612,000	10,582,154
1.5% 9/30/21	8,104,000	8,083,423
1.5% 10/31/21	1,874,000	1,869,535
1.5% 8/15/22	6,684,000	6,665,462
1.5% 9/15/22	6,283,000	6,265,820
1.5% 9/30/24	6,822,000	6,779,895
1.625% 12/31/19	6,000	5,999
1.625% 11/30/20	180,000	179,866
1.625% 6/30/21	3,167,000	3,164,897
1.625% 8/31/22	747,000	747,409
1.625% 4/30/23	336,000	336,144
1.75% 11/15/20	20,000	20,010
1.75% 12/31/20	49,000	49,017
1.75% 7/31/21	5,780,000	5,787,677
1.75% 11/30/21	169,000	169,383
1.75% 2/28/22	543,000	544,506
1.75% 4/30/22	164,000	164,557
1.75% 6/15/22	15,882,000	15,944,659
1.75% 6/30/22	1,134,000	1,138,518
1.75% 7/15/22	7,988,000	8,016,395
1.75% 9/30/22	163,000	163,656
1.75% 6/30/24	134,000	134,707
1.75% 7/31/24	899,000	903,776
1.875% 12/31/19	19,000	19,002
1.875% 12/15/20	1,073,000	1,074,886
1.875% 1/31/22	179,000	179,923
1.875% 2/28/22	1,717,000	1,726,323
1.875% 3/31/22	1,316,000	1,323,711
1.875% 4/30/22	230,000	231,393
1.875% 7/31/22	527,000	530,664
1.875% 9/30/22	482,000	485,634
2% 1/31/20	29,000	29,015
2% 1/15/21	2,256,000	2,263,314
2% 10/31/21	33,000	33,222
2% 12/31/21	479,000	482,574
2% 10/31/22	2,000	2,022
2% 11/30/22	2,106,000	2,130,022
2% 5/31/24	875,000	889,219
2.125% 5/31/21	5,726,000	5,764,024
2.125% 5/15/22	7,815,000	7,909,329
2.125% 12/31/22	2,278,000	2,313,683
2.125% 2/29/24	2,848,000	2,905,405
2.125% 3/31/24	15,961,000	16,288,949
2.25% 3/31/20	13,000	13,023
2.25% 2/15/21	421,000	423,730
2.25% 3/31/21	13,037,000	13,132,740
2.25% 4/30/21	6,080,000	6,127,263
2.25% 4/15/22	11,921,000	12,095,624
2.25% 1/31/24	237,000	242,916
2.25% 4/30/24	16,561,000	16,996,373
2.375% 12/31/20	727,000	732,140
2.375% 3/15/21	1,153,000	1,163,044
2.375% 4/15/21	77,000	77,704
2.375% 3/15/22	15,606,000	15,876,667
2.375% 2/29/24	35,758,000	36,841,904
2.5% 1/31/21	3,272,000	3,301,780
2.5% 2/28/21	5,936,000	5,993,737
2.5% 1/15/22	7,370,000	7,503,581
2.5% 2/15/22	12,017,000	12,242,788
2.5% 3/31/23	1,144,000	1,176,979
2.5% 1/31/24	6,252,000	6,469,599
2.625% 7/31/20	2,000	2,013
2.625% 6/15/21	43,000	43,610
2.625% 7/15/21	1,377,000	1,397,709
2.625% 12/15/21	9,100,000	9,282,711
2.625% 2/28/23	1,492,000	1,539,499
2.625% 6/30/23	5,714,000	5,913,990
2.625% 12/31/23	5,401,000	5,613,242
2.75% 11/30/20	297,000	300,074
2.75% 8/15/21	891,000	907,045
2.75% 9/15/21	140,000	142,669
2.75% 4/30/23	5,828,000	6,046,322
2.75% 5/31/23	2,564,000	2,662,353
2.75% 8/31/23	5,051,000	5,257,578
2.875% 10/15/21	687,000	702,350
2.875% 11/15/21	1,027,000	1,051,191
2.875% 9/30/23	4,973,000	5,203,390
2.875% 10/31/23	26,090,000	27,319,084
2.875% 11/30/23	5,213,000	5,463,672

TOTAL U.S. TREASURY OBLIGATIONS		384,558,368

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $392,028,851)		395,407,733

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
2.2% 7/26/22	$331,000	$334,172
2.95% 1/23/24	640,000	667,872
Canadian Government:
2% 11/15/22	200,000	201,898
2.625% 1/25/22	1,140,000	1,162,880
Hungarian Republic:
5.375% 2/21/23	1,770,000	1,937,597
5.75% 11/22/23	110,000	124,231
Italian Republic 2.375% 10/17/24	400,000	391,596
Manitoba Province:
2.125% 5/4/22	917,000	923,997
2.6% 4/16/24	720,000	742,313
Ontario Province:
2.25% 5/18/22	130,000	131,434
2.55% 2/12/21	420,000	423,662
2.55% 4/25/22	270,000	274,847
3.05% 1/29/24	910,000	953,398
3.4% 10/17/23	90,000	95,243
Polish Government:
4% 1/22/24	330,000	354,423
5% 3/23/22	59,000	63,296
Province of Quebec:
2.375% 1/31/22	311,000	314,847
2.5% 4/9/24	690,000	710,189
United Mexican States 3.625% 3/15/22	62,000	64,054
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,767,907)		9,871,949

Supranational Obligations - 2.5%
African Development Bank:
1.875% 3/16/20	310,000	309,973
3% 9/20/23	240,000	251,421
Asian Development Bank:
1.5% 10/18/24	300,000	297,234
1.75% 9/13/22	57,000	57,118
2.25% 1/20/21	52,000	52,296
2.625% 1/30/24	650,000	673,884
2.75% 3/17/23	265,000	273,981
2.875% 11/27/20	800,000	808,216
European Bank for Reconstruction & Development:
1.625% 5/5/20	140,000	139,904
2% 2/1/21	100,000	100,259
2.75% 4/26/21	580,000	588,004
European Investment Bank:
1.75% 5/15/20	110,000	109,976
2% 3/15/21	164,000	164,536
2% 12/15/22	1,062,000	1,072,101
2.25% 6/24/24	600,000	615,082
2.375% 5/13/21	410,000	413,855
2.375% 6/15/22	100,000	101,759
2.625% 5/20/22	500,000	511,472
2.875% 12/15/21	120,000	122,833
2.875% 8/15/23	800,000	835,121
3.125% 12/14/23	530,000	560,428
Inter-American Development Bank:
1.875% 3/15/21	138,000	138,292
2.5% 1/18/23	590,000	604,479
2.625% 4/19/21	447,000	452,089
2.625% 1/16/24	400,000	414,311
3% 9/26/22	570,000	590,552
International Bank for Reconstruction & Development:
1.125% 8/10/20	150,000	149,270
1.375% 3/30/20	100,000	99,881
1.5% 8/28/24	850,000	841,639
2% 1/26/22	64,000	64,425
2.125% 12/13/21	820,000	827,197
2.5% 3/19/24	250,000	258,152
2.75% 7/23/21	100,000	101,713
7.625% 1/19/23	830,000	977,239
International Finance Corp.:
2% 10/24/22	90,000	90,917
2.25% 1/25/21	230,000	231,308
2.875% 7/31/23	300,000	312,200
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $14,031,931)		14,213,117

Bank Notes - 1.1%
Bank of Nova Scotia 2.45% 9/19/22	173,000	175,438
BNP Paribas 5% 1/15/21	100,000	103,328
Citibank NA 2.85% 2/12/21	250,000	252,302
Discover Bank 3.35% 2/6/23	500,000	515,260
JPMorgan Chase Bank 3.086% 4/26/21 (b)	1,500,000	1,505,706
PNC Bank NA 2% 5/19/20	250,000	250,068
RBS Citizens NA 2.25% 10/30/20	1,250,000	1,253,715
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	254,857
Synchrony Bank 3.65% 5/24/21	750,000	763,575
U.S. Bank NA, Cincinnati:
2% 1/24/20	$250,000	$250,026
2.05% 10/23/20	250,000	250,306
Wells Fargo Bank NA:
2.4% 1/15/20	269,000	269,182
3.625% 10/22/21	250,000	257,484
TOTAL BANK NOTES
(Cost $6,017,420)		6,101,247
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.61% (c)
(Cost $2,005,395)	2,004,994	2,005,395
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $573,348,182)		579,843,592
NET OTHER ASSETS (LIABILITIES) - 0.1%		835,331
NET ASSETS - 100%		$580,678,923

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,254,224 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,075
Total	$5,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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